Note 30 - Related Party Transactions	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of related party [text block]

30  Related party transactions

The table below presents related party transactions entered into during the year ended December 31, 2025, 2024, and 2023 (in thousands):

	Year Ended December 31,
	2025	2024	2023
Other expenses
Services fees charged to a related party (i)	$(619)	$(334)	$—

Finance expense
Loan interest expenses charged by related parties (ii)	$34,771	$34,866	$—

The table below presents outstanding balances arising from the above transactions as of December 31, 2025 and 2024 (in thousands).

	December 31,	December 31,
	2025	2024
Other payables
Amounts due to related parties	$807	$1,780
Loan interest expense payable to related parties	8,764	8,764

Borrowings from related parties
Loan payable to related parties (iii)	$505,600	$482,450

(i)

In 2024, the Group entered into a service agreement with a company that is wholly owned by a related party, controlled by the major shareholder and director of the Group, for the use of office spaces and amenities leased by the Group. In July 2025, the Group agreed to assign this office lease in its entirety to an entity controlled by the Group's major shareholder and director, for no consideration. This assignment was subsequently completed, which finalized the termination of the 2024 service agreement and released the Group from its related lease guarantee.

(ii)

In 2023, the Group entered into a loan agreement with its parent entity block.one. The Group paid interest to block.one at a per annum interest rate of 7% on a quarterly basis. In 2024, block.one transferred all of its rights and obligations under the loan agreement to a subsidiary of block.one. Subsequently, the majority of the shares of the subsidiary were transferred to certain major shareholders of the Group. As both the transferor and the transferee were related parties of the Group, the counterparty to the loan remained a related party following the transfer. See Note 22 for further details.

(iii)	The outstanding balances with the related parties (formerly the parent entity block.one and its subsidiaries) are unsecured, bear interest at 7% annum and are repayable on demand.